Offerings - Offering: 1	May 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2032
Maximum Aggregate Offering Price	$ 749,122,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,690.65
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-285172).